Taxes Payable (Details) - Schedule of taxes payable - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Taxes Payable [Abstract]
Income taxes payable	$ 95,888	$ 92,816
Other taxes payable	117
Total taxes payable (receivable)	$ 96,005	$ 92,816